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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for six of its series, Evergreen Diversified Capital Builder Fund, Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund and Evergreen Small-Mid Growth Fund, for the quarter ended June 30, 2009. Evergreen Diversified Capital Builder Fund has March 31 fiscal year end. All other funds in this filing have September 30 fiscal year end.

Date of reporting period: June 30, 2009

Item 1 – Schedule of Investments

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.0%
Long Beach Asset Holdings Corp. NIM Trust, Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A ☐ + •	$1,000,000	$0
Telos CLO, Ltd., Ser. 2006-1A, Class E, FRN, 5.39%, 10/11/2021 144A	1,000,000	57,600

Total Asset-Backed Securities (cost $1,997,516)		57,600

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.0%
FIXED-RATE 0.0%
GS Mtge. Securities Corp., Ser. 2007-NIM1, Class N2, 8.00%, 08/25/2046 144A ☐ +	1,340,420	3,619

FLOATING-RATE 0.0%
Structured Adjustable Rate Mtge. Loan Pass-Through Cert., Ser. 2005-9, Class B8, 1.81%, 05/25/2035	1,522,830	17,086

Total Commercial Mortgage-Backed Securities (cost $2,806,255)		20,705

CORPORATE BONDS 16.7%
ENERGY 0.7%
Oil, Gas & Consumable Fuels 0.7%
Patriot Coal Corp., 3.25%, 05/31/2013	5,955,000	3,714,431

FINANCIALS 0.4%
Consumer Finance 0.0%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	250,000	193,750

Real Estate Investment Trusts (REITs) 0.4%
Simon Property Group, Inc., 10.35%, 04/01/2019	1,725,000	1,963,107

INDUSTRIALS 10.6%
Electrical Equipment 5.7%
Baldor Electric Co., 8.625%, 02/15/2017	21,600,000	20,088,000
Belden, Inc., 7.00%, 03/15/2017	1,750,000	1,557,500
General Cable Corp., 7.125%, 04/01/2017 ρ	10,200,000	9,307,500

		30,953,000

Machinery 4.9%
Actuant Corp., 6.875%, 06/15/2017	21,350,000	19,535,250
SPX Corp., 7.625%, 12/15/2014	7,550,000	7,323,500

		26,858,750

INFORMATION TECHNOLOGY 0.5%
Electronic Equipment, Instruments & Components 0.5%
Agilent Technologies, Inc., 6.50%, 11/01/2017	3,000,000	2,615,238
Anixter International, Inc., 5.95%, 03/01/2015	200,000	166,000

		2,781,238

MATERIALS 1.5%
Chemicals 0.5%
Cytec Industries, Inc., 4.60%, 07/01/2013	2,800,000	2,525,939

Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/2017	1,100,000	1,109,810
Steel Dynamics, Inc., 8.25%, 04/15/2016 144A	4,600,000	4,358,500

		5,468,310

UTILITIES 3.0%
Electric Utilities 2.2%
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	150,000	165,856
NRG Energy, Inc.:
7.375%, 02/01/2016	11,000,000	10,436,250
7.375%, 01/15/2017	1,800,000	1,701,000

		12,303,106

Gas Utilities 0.8%
National Fuel Gas Co., 8.75%, 05/01/2019	3,700,000	4,183,190

Total Corporate Bonds (cost $94,542,760)		90,944,821

1

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
FIXED-RATE 0.0%
Harborview NIM Corp., Ser. 2006-12, Class N2, 8.35%, 12/19/2036 144A ☐ + • (cost $899,934)	$899,934	$10,259

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
FIXED-RATE 0.0%
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B-5, 4.75%, 09/25/2018	100,202	8,689
Chase Mtge. Fin. Corp., Ser. 2003-S12:
Class B-3, 4.89%, 12/25/2018	204,719	21,715
Class B-4, 4.89%, 12/26/2018	102,360	7,481
Class B-5, 4.89%, 12/25/2018	205,213	7,416
Residential Funding Securities Corp., Ser. 2003-RM2, Class B3-2, 6.00%, 05/25/2033	303,122	64,320
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-16, Class B4, 5.00%, 11/25/2036	1,440,717	30,241

		139,862

FLOATING-RATE 0.1%
Banc of America Mtge. Securities, Inc., Ser. 2002-E, Class B-4, 4.45%, 06/20/2031	183,403	17,928
Cendant Mtge. Corp., Ser. 2005, Class B-4, 5.45%, 02/18/2035	171,898	24,172
Harborview Mtge. Loan Trust, Ser. 2004-7, Class B4, 5.12%, 11/19/2034	568,149	15,471
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B4, 5.84%, 05/25/2036	250,597	23,461
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A2, Class 2B2, 5.15%, 03/25/2033	358,960	50,183
PHH Mtge. Capital, LLC Mtge. Pass Through Certs.:
Ser. 2005-4, Class B4, 5.62%, 07/18/2035	255,120	20,631
Ser. 2005-5, Class B4, 5.54%, 08/18/2035	319,073	38,962

		190,808

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $3,832,099)		330,670

YANKEE OBLIGATIONS – CORPORATE 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Preferred Term Securities XII, Ltd., FRN, 1.34%, 12/24/2033 +	1,000,000	9,220
Preferred Term Securities XIII, Ltd., FRN, 1.16%, 03/24/2034 +	1,000,000	9,070

Total Yankee Obligations – Corporate (cost $1,342,966)		18,290

	Shares	Value

COMMON STOCKS 77.1%
CONSUMER STAPLES 3.1%
Household Products 1.5%
Church & Dwight Co.	150,000	8,146,500

Personal Products 1.6%
Estee Lauder Cos., Class A ρ	275,000	8,984,250

ENERGY 16.5%
Energy Equipment & Services 3.5%
Cameron International Corp. *	160,000	4,528,000
Halliburton Co.	50,001	1,035,021
National Oilwell Varco, Inc. *	120,000	3,919,200
Noble Corp.	150,001	4,537,530
Pride International, Inc. *	170,000	4,260,200
Schlumberger, Ltd.	10,000	541,100
Transocean, Ltd. *	5,000	371,450

		19,192,501

Oil, Gas & Consumable Fuels 13.0%
Anadarko Petroleum Corp.	230,000	10,439,700
Apache Corp.	15,000	1,082,250
Consol Energy, Inc.	160,000	5,433,600
Devon Energy Corp.	30,000	1,635,000
EnCana Corp.	330,000	16,325,100

2

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
EOG Resources, Inc.	15,000	$1,018,800
Foundation Coal Holdings, Inc.	180,000	5,059,800
Hess Corp.	80,000	4,300,000
Marathon Oil Corp.	5,000	150,650
Massey Energy Co.	145,000	2,833,300
Occidental Petroleum Corp.	190,000	12,503,900
Patriot Coal Corp. ρ	300,000	1,914,000
Peabody Energy Corp.	200,000	6,032,000
XTO Energy, Inc.	50,001	1,907,038

		70,635,138

FINANCIALS 13.8%
Capital Markets 5.5%
Bank of New York Mellon Corp.	540,000	15,827,400
Northern Trust Corp. ρ	260,000	13,956,800

		29,784,200

Commercial Banks 7.1%
PNC Financial Services Group, Inc.	485,000	18,822,850
U.S. Bancorp ρ	1,110,000	19,891,200

		38,714,050

Diversified Financial Services 1.2%
Bank of America Corp.	500,000	6,600,000

HEALTH CARE 18.4%
Biotechnology 1.1%
Gen-Probe, Inc. *	140,000	6,017,200

Health Care Equipment & Supplies 9.5%
Baxter International, Inc.	400,000	21,184,000
Inverness Medical Innovations, Inc. ρ	170,000	6,048,600
St. Jude Medical, Inc. *	310,000	12,741,000
Varian Medical Systems, Inc.	340,000	11,947,600

		51,921,200

Health Care Providers & Services 0.9%
Owens & Minor, Inc.	110,000	4,820,200

Life Sciences Tools & Services 6.9%
Bio-Rad Laboratories, Inc., Class A *	92,000	6,944,160
Covance, Inc.	100,000	4,920,000
Illumina, Inc.	75,000	2,920,500
Life Technologies Corp. *	35,000	1,460,200
Thermo Fisher Scientific, Inc.	517,000	21,078,090

		37,322,950

INDUSTRIALS 7.1%
Aerospace & Defense 0.2%
Esterline Technologies Corp. *	50,000	1,353,500

Electrical Equipment 1.2%
Ametek, Inc.	65,000	2,247,700
Emerson Electric Co.	20,000	648,000
General Cable Corp.	40,000	1,503,200
Roper Industries, Inc.	50,000	2,265,500

		6,664,400

Machinery 5.7%
Bucyrus International, Inc.	40,000	1,142,400
Danaher Corp.	10,000	617,400

3

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Donaldson Co., Inc.	135,000	$4,676,400
Flowserve Corp.	150,000	10,471,500
IDEX Corp.	50,000	1,228,500
Joy Global, Inc.	220,000	7,858,400
SPX Corp.	100,000	4,897,000

		30,891,600

INFORMATION TECHNOLOGY 2.0%
Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp., Class A	350,000	11,074,000

MATERIALS 12.2%
Chemicals 6.2%
FMC Corp.	320,000	15,136,000
Monsanto Co.	230,000	17,098,200
Sigma-Aldrich Corp. ρ	30,000	1,486,800

		33,721,000

Containers & Packaging 0.5%
Greif, Inc., Class A	60,000	2,653,200

Metals & Mining 5.5%
Barrick Gold Corp.	100,000	3,355,000
Cliffs Natural Resources, Inc. ρ	130,000	3,181,100
Freeport-McMoRan Copper & Gold, Inc.	365,000	18,290,150
Nucor Corp.	65,000	2,887,950
Steel Dynamics, Inc.	170,000	2,504,100

		30,218,300

UTILITIES 4.0%
Electric Utilities 1.9%
NRG Energy, Inc. *	400,000	10,384,000

Gas Utilities 2.1%
Questar Corp.	360,000	11,181,600

Total Common Stocks (cost $574,835,373)		420,279,789

	Principal Amount	Value

CONVERTIBLE DEBENTURES 5.9%
HEALTH CARE 2.2%
Health Care Equipment & Supplies 2.2%
Inverness Medical Innovations, Inc.:
3.00%, 05/15/2016	$6,523,000	6,196,850
3.00%, 05/15/2016 144A	6,100,000	5,795,000

		11,991,850

INDUSTRIALS 3.7%
Electrical Equipment 3.7%
General Cable Corp., 1.00%, 10/15/2012	25,600,000	20,224,000

Total Convertible Debentures (cost $42,927,652)		32,215,850

4

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 9.3%
MUTUAL FUND SHARES 9.3%
BGI Prime Money Market Fund, Premium Shares, 0.24% q ρρ	3,124	$3,124
BlackRock Liquidity TempFund, Institutional Class, 0.45% q ρρ	9,241,417	9,241,417
Evergreen Institutional Money Market Fund, Class I, 0.25% q ø ρρ	39,838,681	39,838,681
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.28% q ρρ	1,827,230	1,827,230

Total Short-Term Investments (cost $50,910,452)		50,910,452

Total Investments (cost $774,095,007) 109.1%		594,788,436
Other Assets and Liabilities (9.1%)		(49,482,048)

Net Assets 100.0%		$545,306,388

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
ρ	All or a portion of this security is on loan.
††	The rate shown is the stated rate at the current period end.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $774,140,234. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,056,298 and $188,408,096, respectively, with a net unrealized depreciation of $179,351,798.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

5

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$420,279,789	$ 0	$ 0	$420,279,789
Asset-backed securities	0	57,600	0	57,600
Mortgage-backed securities	0	347,756	13,878	361,634
Corporate debt securities	0	123,178,961	0	123,178,961
Short-term	50,910,452	0	0	50,910,452

	$471,190,241	$123,584,317	$13,878	$594,788,436

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Mortgage-backed securities

Balance as of April 1, 2009	$18,629
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	(8,370)
Net purchases (sales)	0
Transfers in and/or out of Level 3	3,619

Balance as of June 30, 2009	$13,878

Change in unrealized gains or losses included in earnings
relating to securities still held at June 30, 2009	$(8,370)

6

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 95.9%
CONSUMER DISCRETIONARY 17.0%
Distributors 1.0%
LKQ Corp. *	261,000	$4,293,450

Diversified Consumer Services 1.7%
Capella Education Co. * ρ	116,000	6,954,200

Hotels, Restaurants & Leisure 4.6%
Chipotle Mexican Grill, Inc., Class A *	50,700	4,056,000
P.F. Chang’s China Bistro, Inc. * ρ	126,900	4,068,414
Penn National Gaming, Inc. *	210,200	6,118,922
Texas Roadhouse, Inc., Class A * ρ	467,500	5,100,425

		19,343,761

Internet & Catalog Retail 1.6%
Blue Nile, Inc. *	157,544	6,772,816

Media 2.3%
Marvel Entertainment, Inc. *	137,700	4,900,743
National CineMedia, Inc.	355,726	4,894,790

		9,795,533

Specialty Retail 3.2%
Aeropostale, Inc. *	141,300	4,842,351
Children’s Place Retail Stores, Inc. *	90,600	2,394,558
DSW, Inc., Class A * ρ	210,200	2,070,470
Hibbett Sports, Inc. * ρ	235,600	4,240,800

		13,548,179

Textiles, Apparel & Luxury Goods 2.6%
Iconix Brand Group, Inc. * ρ	344,300	5,295,334
The Warnaco Group, Inc. *	177,600	5,754,240

		11,049,574

CONSUMER STAPLES 1.3%
Food Products 0.5%
TreeHouse Foods, Inc. * ρ	79,700	2,292,969

Personal Products 0.8%
Chattem, Inc. * ρ	46,712	3,181,087

ENERGY 5.7%
Energy Equipment & Services 1.8%
Core Laboratories NV ρ	32,600	2,841,090
Matrix Service Co. *	427,700	4,909,996

		7,751,086

Oil, Gas & Consumable Fuels 3.9%
Goodrich Petroleum Corp. * ρ	83,400	2,050,806
Newfield Exploration Co. *	87,000	2,842,290
Petrohawk Energy Corp. *	300,800	6,707,840
World Fuel Services Corp. ρ	113,995	4,700,014

		16,300,950

FINANCIALS 8.3%
Capital Markets 3.3%
Greenhill & Co. ρ	55,296	3,992,924
Stifel Financial Corp. *	124,465	5,985,522
Waddell & Reed Financial, Inc., Class A	145,500	3,836,835

		13,815,281

Commercial Banks 1.9%
First Horizon National Corp. ρ	427,655	5,131,855
Signature Bank *	105,100	2,850,312

		7,982,167

1

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 1.8%
MSCI, Inc., Class A *	206,600	$5,049,304
Portfolio Recovery Associates, Inc. * ρ	65,200	2,525,196

		7,574,500

Real Estate Investment Trusts (REITs) 1.3%
Redwood Trust, Inc.	369,700	5,456,772

HEALTH CARE 16.9%
Biotechnology 3.1%
Alexion Pharmaceuticals, Inc. * ρ	155,800	6,406,496
Myriad Genetics, Inc.	108,700	3,875,155
United Therapeutics Corp. * ρ	32,600	2,716,558

		12,998,209

Health Care Equipment & Supplies 4.8%
Haemonetics Corp. * ρ	43,500	2,479,500
Inverness Medical Innovations, Inc. *	152,200	5,415,276
NuVasive, Inc. * ρ	159,500	7,113,700
Wright Medical Group, Inc. *	155,800	2,533,308
Zoll Medical Corp. *	141,300	2,732,742

		20,274,526

Health Care Providers & Services 2.7%
CardioNet, Inc. * ρ	123,200	2,010,624
HMS Holdings Corp. *	152,200	6,197,584
PSS World Medical, Inc. *	177,600	3,287,376

		11,495,584

Health Care Technology 3.7%
Allscripts-Misys Heathcare Solutions, Inc. ρ	322,600	5,116,436
Computer Programs & Systems, Inc.	58,000	2,221,980
MedAssets, Inc. *	261,000	5,076,450
Phase Forward, Inc. *	204,700	3,093,017

		15,507,883

Life Sciences Tools & Services 2.6%
Icon plc *	148,507	3,204,781
Illumina, Inc. * ρ	206,600	8,045,004

		11,249,785

INDUSTRIALS 14.9%
Aerospace & Defense 2.0%
ARGON ST, Inc. *	285,724	5,877,343
Hexcel Corp. *	261,686	2,493,867

		8,371,210

Air Freight & Logistics 2.5%
Atlas Air Worldwide Holdings *	246,500	5,716,335
Forward Air Corp.	75,264	1,604,629
UTi Worldwide, Inc. *	268,200	3,057,480

		10,378,444

Commercial Services & Supplies 3.5%
EnerNOC, Inc. * ρ	111,985	2,426,715
Steiner Leisure, Ltd. *	117,774	3,595,640
Team, Inc. *	246,500	3,862,655
Waste Connections, Inc. *	193,900	5,023,949

		14,908,959

2

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 2.7%
Pike Electric Corp. *	445,025	$5,362,551
Quanta Services, Inc. *	253,700	5,868,081

		11,230,632

Electrical Equipment 1.2%
Polypore International, Inc. *	362,930	4,035,782
Regal-Beloit Corp.	25,400	1,008,888

		5,044,670

Machinery 0.8%
RBC Bearings, Inc. *	170,347	3,483,596

Professional Services 0.5%
Resources Connection, Inc. *	134,100	2,302,497

Road & Rail 0.3%
Heartland Express, Inc.	82,672	1,216,932

Trading Companies & Distributors 1.4%
Interline Brands, Inc. *	261,323	3,574,899
MSC Industrial Direct Co., Class A	65,900	2,338,132

		5,913,031

INFORMATION TECHNOLOGY 27.3%
Communications Equipment 3.4%
Adtran, Inc.	257,300	5,524,231
DG FastChannel, Inc. *	137,400	2,514,420
Harmonic, Inc. *	371,400	2,187,546
Neutral Tandem, Inc. *	145,307	4,289,463

		14,515,660

Electronic Equipment, Instruments & Components 0.4%
Benchmark Electronics, Inc. *	103,762	1,494,173

Internet Software & Services 9.3%
ComScore, Inc. *	235,856	3,141,602
Constant Contact, Inc. * ρ	271,865	5,393,802
Digital River, Inc. *	72,500	2,633,200
Equinix, Inc. * ρ	92,254	6,710,556
LivePerson, Inc. *	795,807	3,183,228
NIC, Inc.	1,074,619	7,275,171
Support.com, Inc. * +	1,130,296	2,452,742
Switch & Data Facilities Co., Inc. * ρ	173,949	2,040,422
ValueClick, Inc. *	148,000	1,556,960
Vocus, Inc. *	247,015	4,881,016

		39,268,699

IT Services 1.0%
Alliance Data Systems Corp. * ρ	101,500	4,180,785

Semiconductors & Semiconductor Equipment 9.0%
Advanced Energy Industries, Inc. *	264,600	2,378,754
Atheros Communications, Inc. * ρ	210,200	4,044,248
ATMI, Inc. *	183,671	2,852,411
Cavium Networks, Inc. * ρ	409,600	6,885,376
FormFactor, Inc. *	340,700	5,873,668
Mellanox Technologies, Ltd. *	453,084	5,450,600
NetLogic Microsystems, Inc. *	170,300	6,209,138
Tessera Technologies, Inc. *	163,100	4,124,799

		37,818,994

3

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.2%
Blackboard, Inc. * ρ	54,375	$1,569,262
Concur Technologies, Inc. *	174,978	5,438,316
Smith Micro Software, Inc. *	319,100	3,133,562
Solera Holdings, Inc. *	105,100	2,669,540
Taleo Corp., Class A *	76,900	1,404,963
Ultimate Software Group, Inc. * ρ	146,274	3,545,682

		17,761,325

MATERIALS 2.9%
Chemicals 1.6%
Cytec Industries, Inc.	199,300	3,710,966
Intrepid Potash, Inc. * ρ	102,538	2,879,267

		6,590,233

Containers & Packaging 0.7%
Silgan Holdings, Inc.	61,600	3,020,248

Metals & Mining 0.6%
Brush Engineered Materials, Inc. *	157,219	2,633,418

TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
SBA Communications Corp., Class A * ρ	275,400	6,758,316

Total Common Stocks (cost $359,301,628)		404,530,134

EXCHANGE TRADED FUND 1.0%
iShares Russell 2000 Growth Index Fund ρ (cost $4,205,353)	74,286	4,211,273

SHORT-TERM INVESTMENTS 25.1%
MUTUAL FUND SHARES 25.1%
Evergreen Institutional Money Market Fund, Class I, 0.25% q ø ρρ (cost $106,106,491)	106,106,491	106,106,491

Total Investments (cost $469,613,472) 122.0%		514,847,898
Other Assets and Liabilities (22.0%)		(92,833,205)

Net Assets 100.0%		$422,014,693

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $480,102,209. The gross unrealized appreciation and depreciation on securities based on tax cost was $57,962,195 and $23,216,506, respectively, with a net unrealized appreciation of $34,745,689.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

4

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

Valuation hierarchy

On October 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$404,530,134	$0	$0	$404,530,134
Other	4,211,273	0	0	4,211,273
Short-term Investments	106,106,491	0	0	106,106,491

Total	$514,847,898	$0	$0	$514,847,898

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Short-term Investments

Balance as of October 1, 2008	$7,800,000
Realized gain (loss)	(1,498,509)
Change in unrealized appreciation (depreciation)	2,200,000
Net purchases (sales)	(8,501,491)
Transfers in and/or out of Level 3	0

Balance as of June 30, 2009	$0

Change in unrealized gains or losses included in earnings relating to securities still held at June 30, 2009	$0

5

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.8%
CONSUMER DISCRETIONARY 15.1%
Hotels, Restaurants & Leisure 0.6%
Carnival Corp.	65,711	$1,693,372

Internet & Catalog Retail 6.6%
Amazon.com, Inc. *	207,251	17,338,619

Media 2.7%
Omnicom Group, Inc.	224,613	7,093,279

Multiline Retail 0.9%
Target Corp.	58,100	2,293,207

Specialty Retail 2.6%
Home Depot, Inc.	184,500	4,359,735
Lowe’s Cos.	119,400	2,317,554

		6,677,289

Textiles, Apparel & Luxury Goods 1.7%
Timberland Co., Class A *	328,100	4,353,887

CONSUMER STAPLES 8.4%
Beverages 4.5%
Coca-Cola Co.	154,666	7,422,421
Diageo plc, ADR	74,040	4,238,790

		11,661,211

Household Products 3.9%
Clorox Co.	94,088	5,252,933
Procter & Gamble Co.	96,435	4,927,829

		10,180,762

ENERGY 7.0%
Energy Equipment & Services 3.4%
Schlumberger, Ltd.	102,100	5,524,631
Weatherford International, Ltd. *	165,800	3,243,048

		8,767,679

Oil, Gas & Consumable Fuels 3.6%
Chevron Corp.	83,699	5,545,059
ConocoPhillips	94,019	3,954,439

		9,499,498

FINANCIALS 12.5%
Capital Markets 3.0%
Legg Mason, Inc. ρ	321,148	7,829,588

Consumer Finance 8.6%
American Express Co.	369,100	8,577,884
Visa, Inc., Class A ρ	225,500	14,039,630

		22,617,514

Insurance 0.9%
Marsh & McLennan Cos.	115,148	2,317,929

HEALTH CARE 21.1%
Biotechnology 7.0%
Amgen, Inc. *	155,100	8,210,994
Biogen Idec, Inc. *	221,255	9,989,663

		18,200,657

Health Care Equipment & Supplies 3.5%
Medtronic, Inc.	159,847	5,577,062
Zimmer Holdings, Inc. *	83,619	3,562,169

		9,139,231

1

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 2.7%
WellPoint, Inc. *	137,223	$6,983,279

Pharmaceuticals 7.9%
Bristol-Myers Squibb Co.	245,253	4,981,088
Merck & Co., Inc. ρ	213,108	5,958,500
Novartis AG, ADR	241,523	9,851,723

		20,791,311

INDUSTRIALS 6.2%
Air Freight & Logistics 5.8%
Expeditors International of Washington, Inc.	237,700	7,924,918
United Parcel Service, Inc., Class B	144,100	7,203,559

		15,128,477

Industrial Conglomerates 0.4%
General Electric Co.	90,216	1,057,331
Tyco International, Ltd.	2,062	53,571

		1,110,902

INFORMATION TECHNOLOGY 28.5%
Communications Equipment 7.0%
Cisco Systems, Inc. *	462,300	8,617,272
QUALCOMM, Inc.	215,458	9,738,702

		18,355,974

Internet Software & Services 5.9%
Google, Inc., Class A *	36,480	15,379,603

IT Services 1.6%
Automatic Data Processing, Inc.	119,793	4,245,464

Semiconductors & Semiconductor Equipment 3.1%
Altera Corp.	496,814	8,088,132

Software 10.9%
FactSet Research Systems, Inc. ρ	150,900	7,525,383
Microsoft Corp.	307,799	7,316,382
Oracle Corp.	628,028	13,452,360

		28,294,125

Total Common Stocks (cost $278,763,976)		258,040,989

SHORT-TERM INVESTMENTS 13.7%
MUTUAL FUND SHARES 13.7%
BGI Prime Money Market Fund, Premium Shares, 0.24% q ρρ	7,116	7,116
BlackRock Liquidity TempFund, Institutional Class, 0.45% q ρρ	21,054,923	21,054,923
Evergreen Institutional Money Market Fund, Class I, 0.25% q ø ρρ	7,763,517	7,763,517
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.07% q ø	2,790,365	2,790,365
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.28% q ρρ	4,163,018	4,163,018

Total Short-Term Investments (cost $35,778,939)		35,778,939

Total Investments (cost $314,542,915) 112.5%		293,819,928
Other Assets and Liabilities (12.5%)		(32,543,085)

Net Assets 100.0%		$261,276,843

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

2

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

Summary of Abbreviations

ADR	American Depository Receipt

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $315,346,239. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,531,700 and $45,058,011, respectively, with a net unrealized depreciation of $21,526,311.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On October 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$258,040,989	$0	$0	$258,040,989
Short-term	35,778,939	0	0	35,778,939

	$293,819,928	$0	$0	$293,819,928

3

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 97.7%
CONSUMER DISCRETIONARY 15.2%
Diversified Consumer Services 3.0%
American Public Education, Inc. *	84,600	$3,351,006
Strayer Education, Inc. ρ	25,900	5,649,049

		9,000,055

Hotels, Restaurants & Leisure 0.8%
WMS Industries, Inc. *	78,600	2,476,686

Internet & Catalog Retail 1.4%
priceline.com, Inc. * ρ	39,200	4,372,760

Media 1.6%
Marvel Entertainment, Inc. *	85,000	3,025,150
McGraw-Hill Cos.	65,900	1,984,249

		5,009,399

Specialty Retail 5.5%
Advance Auto Parts, Inc.	60,500	2,510,145
Aeropostale, Inc. *	96,800	3,317,336
AutoZone, Inc. * ρ	23,600	3,566,196
GameStop Corp., Class A *	84,400	1,857,644
PetSmart, Inc.	121,700	2,611,682
Ross Stores, Inc.	79,500	3,068,700

		16,931,703

Textiles, Apparel & Luxury Goods 2.9%
Coach, Inc.	160,722	4,320,207
Deckers Outdoor Corp. *	28,400	1,995,668
Hanesbrands, Inc. *	160,600	2,410,606

		8,726,481

CONSUMER STAPLES 4.6%
Food & Staples Retailing 1.3%
Sysco Corp.	176,300	3,963,224

Household Products 1.9%
Church & Dwight Co.	73,100	3,970,061
Energizer Holdings, Inc. *	34,100	1,781,384

		5,751,445

Personal Products 1.4%
Alberto-Culver Co.	169,800	4,318,014

ENERGY 9.8%
Energy Equipment & Services 5.5%
Cameron International Corp. *	180,800	5,116,640
Diamond Offshore Drilling, Inc.	42,700	3,546,235
National Oilwell Varco, Inc. *	79,900	2,609,534
Oceaneering International, Inc. *	78,000	3,525,600
Smith International, Inc.	74,000	1,905,500

		16,703,509

Oil, Gas & Consumable Fuels 4.3%
Continental Resources, Inc. * ρ	108,100	2,999,775
Foundation Coal Holdings, Inc.	72,200	2,029,542
Range Resources Corp.	71,600	2,964,956
Southwestern Energy Co. *	135,400	5,260,290

		13,254,563

FINANCIALS 4.7%
Capital Markets 1.9%
Greenhill & Co. ρ	41,100	2,967,831
Northern Trust Corp.	51,400	2,759,152

		5,726,983

1

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 0.7%
PNC Financial Services Group, Inc.	53,500	$2,076,335

Insurance 0.7%
Axis Capital Holdings, Ltd.	79,700	2,086,546

Real Estate Investment Trusts (REITs) 1.4%
Plum Creek Timber Co., Inc. ρ	63,500	1,891,030
Taubman Centers, Inc. ρ	96,400	2,589,304

		4,480,334

HEALTH CARE 12.7%
Biotechnology 3.1%
Alexion Pharmaceuticals, Inc. *	36,900	1,517,328
Celgene Corp. *	81,900	3,918,096
Cephalon, Inc. * ρ	70,200	3,976,830

		9,412,254

Health Care Equipment & Supplies 5.9%
Becton, Dickinson & Co.	36,800	2,624,208
C.R. Bard, Inc.	31,500	2,345,175
Edwards Lifesciences Corp. *	45,300	3,081,759
Hologic, Inc. *	164,000	2,333,720
St. Jude Medical, Inc. *	55,900	2,297,490
STERIS Corp.	61,600	1,606,528
Varian Medical Systems, Inc. *	107,800	3,788,092

		18,076,972

Health Care Providers & Services 1.8%
Express Scripts, Inc. *	24,800	1,705,000
Henry Schein, Inc. *	42,100	2,018,695
Medco Health Solutions, Inc. *	43,800	1,997,718

		5,721,413

Pharmaceuticals 1.9%
Allergan, Inc.	78,900	3,754,062
Forest Laboratories, Inc. *	79,500	1,996,245

		5,750,307

INDUSTRIALS 20.4%
Aerospace & Defense 3.9%
Alliant Techsystems, Inc. *	30,600	2,520,216
Goodrich Corp.	80,700	4,032,579
ITT Corp.	122,800	5,464,600

		12,017,395

Commercial Services & Supplies 0.9%
Clean Harbors, Inc. * ρ	48,600	2,623,914

Construction & Engineering 1.6%
EMCOR Group, Inc. *	103,400	2,080,408
Granite Construction, Inc. ρ	88,200	2,935,296

		5,015,704

Electrical Equipment 4.4%
Acuity Brands, Inc. ρ	68,200	1,913,010
Ametek, Inc.	65,700	2,271,906
Cooper Industries, Inc.	92,800	2,881,440
First Solar, Inc. *	9,600	1,556,352
GrafTech International, Ltd. *	172,200	1,947,582
Roper Industries, Inc.	66,500	3,013,115

		13,583,405

2

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 0.7%
McDermott International, Inc. *	101,200	$2,055,372

Machinery 3.8%
Cummins, Inc.	69,400	2,443,574
Flowserve Corp.	27,500	1,919,775
Joy Global, Inc.	80,300	2,868,316
SPX Corp.	27,000	1,322,190
Valmont Industries, Inc.	43,800	3,157,104

		11,710,959

Marine 1.0%
Kirby Corp. *	94,700	3,010,513

Professional Services 0.9%
FTI Consulting, Inc. *	51,527	2,613,449

Road & Rail 2.0%
Landstar System, Inc.	87,600	3,145,716
Norfolk Southern Corp.	79,400	2,990,998

		6,136,714

Trading Companies & Distributors 1.2%
W.W. Grainger, Inc. ρ	46,400	3,799,232

INFORMATION TECHNOLOGY 19.8%
Communications Equipment 3.4%
Adtran, Inc.	101,700	2,183,499
F5 Networks, Inc. *	146,528	5,068,404
NICE-Systems, Ltd., ADS *	138,200	3,188,274

		10,440,177

Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	77,100	2,439,444

Internet Software & Services 1.0%
SINA Corp. *	106,700	3,145,516

IT Services 6.5%
Accenture, Ltd., Class A	83,700	2,800,602
Cognizant Technology Solutions Corp., Class A *	180,600	4,822,020
Fiserv, Inc. *	67,400	3,080,180
Global Payments, Inc.	84,400	3,161,624
NeuStar, Inc., Class A *	125,300	2,776,648
SAIC, Inc. *	167,200	3,101,560

		19,742,634

Semiconductors & Semiconductor Equipment 4.0%
Altera Corp.	188,900	3,075,292
Broadcom Corp., Class A *	204,400	5,067,076
Marvell Technology Group, Ltd. *	359,300	4,182,252

		12,324,620

Software 4.1%
Ansys, Inc. *	182,100	5,674,236
Autodesk, Inc. *	102,900	1,953,042
McAfee, Inc. *	53,200	2,244,508
Shanda Interactive Entertainment, Ltd., ADR * ρ	49,000	2,562,210

		12,433,996

MATERIALS 6.0%
Chemicals 4.6%
Agrium, Inc.	72,600	2,896,014
Airgas, Inc.	64,700	2,622,291

3

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Celanese Corp., Ser. A	113,200	$2,688,500
CF Industries Holdings, Inc.	53,000	3,929,420
Potash Corporation of Saskatchewan, Inc., ADR	22,900	2,130,845

		14,267,070

Metals & Mining 1.4%
Nucor Corp.	33,500	1,488,405
Steel Dynamics, Inc.	109,400	1,611,462
United States Steel Corp.	31,700	1,132,958

		4,232,825

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 0.6%
Qwest Communications International, Inc. ρ	484,200	2,009,430

Wireless Telecommunication Services 2.1%
American Tower Corp., Class A *	122,400	3,859,272
Syniverse Holdings, Inc. *	158,500	2,540,755

		6,400,027

UTILITIES 1.8%
Electric Utilities 0.5%
Entergy Corp.	20,000	1,550,400

Independent Power Producers & Energy Traders 0.6%
AES Corp. *	170,100	1,974,861

Multi-Utilities 0.7%
CMS Energy Corp.	167,000	2,017,360

Total Common Stocks (cost $357,198,283)		299,384,000

SHORT-TERM INVESTMENTS 13.9%
MUTUAL FUND SHARES 13.9%
BGI Prime Money Market Fund, Premium Shares, 0.24% q ρρ	2,193	2,193
BlackRock Liquidity TempFund, Institutional Class, 0.45% q ρρ	6,487,595	6,487,595
Evergreen Institutional Money Market Fund, Class I, 0.25% q ø ρρ	34,971,050	34,971,050
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.28% q ρρ	1,282,740	1,282,740

Total Short-Term Investments (cost $42,743,578)		42,743,578

Total Investments (cost $399,941,861) 111.6%		342,127,578
Other Assets and Liabilities (11.6%)		(35,620,260)

Net Assets 100.0%		$306,507,318

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $400,459,424. The gross unrealized appreciation and depreciation on securities based on tax cost was $26,420,762 and $84,752,608, respectively, with a net unrealized depreciation of $58,331,846.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

4

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On October 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$299,384,000	$0	$0	$299,384,000
Short-term Investments	42,743,578	0	0	42,743,578

	$342,127,578	$0	$0	$342,127,578

5

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 17.9%
Hotels, Restaurants & Leisure 0.5%
Carnival Corp.	90,841	$2,340,973

Internet & Catalog Retail 11.2%
Amazon.com, Inc. * ρ	394,100	32,970,406
Blue Nile, Inc. * ρ	575,060	24,721,829

		57,692,235

Media 1.9%
Omnicom Group, Inc.	309,990	9,789,484

Multiline Retail 0.8%
Target Corp.	104,402	4,120,747

Specialty Retail 0.8%
Home Depot, Inc.	180,150	4,256,945

Textiles, Apparel & Luxury Goods 2.7%
Timberland Co., Class A *	1,057,750	14,036,342

CONSUMER STAPLES 4.8%
Beverages 0.9%
Coca-Cola Co.	97,239	4,666,499

Food Products 1.2%
McCormick & Co., Inc.	198,794	6,466,769

Household Products 2.7%
Clorox Co.	172,719	9,642,902
Procter & Gamble Co.	80,592	4,118,251

		13,761,153

ENERGY 6.7%
Energy Equipment & Services 3.4%
Schlumberger, Ltd.	205,518	11,120,579
Weatherford International, Ltd. *	323,900	6,335,484

		17,456,063

Oil, Gas & Consumable Fuels 3.3%
Chevron Corp.	151,138	10,012,892
ConocoPhillips	169,759	7,140,064

		17,152,956

FINANCIALS 16.3%
Capital Markets 6.4%
Legg Mason, Inc. ρ	657,567	16,031,484
SEI Investments Co.	959,900	17,316,596

		33,348,080

Consumer Finance 6.9%
American Express Co.	370,800	8,617,392
Visa, Inc., Class A ρ	431,000	26,834,060

		35,451,452

Diversified Financial Services 2.0%
MSCI, Inc., Class A *	422,300	10,321,012

Insurance 1.0%
Marsh & McLennan Cos.	251,087	5,054,381

HEALTH CARE 17.5%
Biotechnology 6.4%
Amgen, Inc. *	251,706	13,325,316
Biogen Idec, Inc. *	437,463	19,751,454

		33,076,770

1

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 2.9%
Medtronic, Inc.	238,218	$8,311,426
Zimmer Holdings, Inc. *	154,343	6,575,012

		14,886,438

Health Care Providers & Services 1.8%
WellPoint, Inc. *	182,007	9,262,336

Pharmaceuticals 6.4%
Bristol-Myers Squibb Co.	358,327	7,277,621
Merck & Co., Inc.	316,984	8,862,873
Novartis AG, ADR	413,863	16,881,472

		33,021,966

INDUSTRIALS 6.2%
Air Freight & Logistics 6.2%
Expeditors International of Washington, Inc.	682,861	22,766,586
United Parcel Service, Inc., Class B	181,300	9,063,187

		31,829,773

Industrial Conglomerates 0.0%
Tyco International, Ltd.	2,609	67,782

INFORMATION TECHNOLOGY 30.0%
Communications Equipment 5.3%
Cisco Systems, Inc. *	514,515	9,590,559
QUALCOMM, Inc.	401,284	18,138,037

		27,728,596

Internet Software & Services 7.4%
Bankrate, Inc. * ρ	459,470	11,597,023
Google, Inc., Class A *	63,335	26,701,402

		38,298,425

IT Services 1.3%
Automatic Data Processing, Inc.	188,847	6,692,738

Semiconductors & Semiconductor Equipment 5.7%
Altera Corp.	1,343,274	21,868,501
Linear Technology Corp. ρ	321,600	7,509,360

		29,377,861

Software 10.3%
FactSet Research Systems, Inc. ρ	371,900	18,546,653
Microsoft Corp.	461,185	10,962,368
Oracle Corp. *	1,100,531	23,573,374

		53,082,395

Total Common Stocks (cost $550,605,757)		513,240,171

SHORT-TERM INVESTMENTS 23.9%
MUTUAL FUND SHARES 23.9%
BGI Prime Money Market Fund, Premium Shares, 0.24% q ρρ	13,347	13,347
BlackRock Liquidity TempFund, Institutional Class, 0.45% q ρρ	39,535,956	39,535,956
Evergreen Institutional Money Market Fund, Class I, 0.25% q ρρ ø	72,541,558	72,541,558
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.07% q ø	3,574,420	3,574,420
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.28% q ρρ	7,817,114	7,817,114

Total Short-Term Investments (cost $123,482,395)		123,482,395

Total Investments (cost $674,088,152) 123.3%		636,722,566
Other Assets and Liabilities (23.3%)		(120,246,273)

Net Assets 100.0%		$516,476,293

2

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $675,559,540. The gross unrealized appreciation and depreciation on securities based on tax cost was $53,574,588 and $92,411,562, respectively, with a net unrealized depreciation of $38,836,974.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On October 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$513,240,171	$0	$0	$513,240,171
Short-term	123,482,395	0	0	123,482,395

	$636,722,566	$0	$0	$636,722,566

3

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 95.4%
CONSUMER DISCRETIONARY 19.2%
Diversified Consumer Services 4.4%
Capella Education Co. *	17,357	$1,040,552
Strayer Education, Inc. ρ	4,100	894,251

		1,934,803

Hotels, Restaurants & Leisure 3.6%
Buffalo Wild Wings, Inc. ρ *	25,848	840,577
Penn National Gaming, Inc. *	26,000	756,860

		1,597,437

Internet & Catalog Retail 1.4%
priceline.com, Inc. *	5,500	613,525

Specialty Retail 7.8%
Aeropostale, Inc. *	24,800	849,896
GameStop Corp., Class A *	19,900	437,999
Guess?, Inc.	27,100	698,638
O’Reilly Automotive, Inc. *	17,000	647,360
PetSmart, Inc.	35,600	763,976

		3,397,869

Textiles, Apparel & Luxury Goods 2.0%
Hanesbrands, Inc. *	57,100	857,071

CONSUMER STAPLES 3.1%
Food Products 0.8%
Hain Celestial Group, Inc. *	23,400	365,274

Personal Products 2.3%
Alberto-Culver Co.	39,400	1,001,942

ENERGY 7.3%
Oil, Gas & Consumable Fuels 7.3%
Cabot Oil & Gas Corp.	15,200	465,728
Continental Resources, Inc. *	31,300	868,575
Denbury Resources, Inc. *	51,977	765,621
Southwestern Energy Co. *	27,956	1,086,091

		3,186,015

FINANCIALS 3.7%
Capital Markets 1.5%
INVESCO, Ltd.	37,400	666,468

Commercial Banks 0.6%
Associated Banc-Corp.	23,000	287,500

Thrifts & Mortgage Finance 1.6%
NewAlliance Bancshares, Inc.	59,500	684,250

HEALTH CARE 18.8%
Biotechnology 7.0%
Alexion Pharmaceuticals, Inc. *	17,200	707,264
Cephalon, Inc. *	18,140	1,027,631
Myriad Genetics, Inc.	18,200	648,830
Myriad Pharmaceuticals, Inc. *	4,550	21,158
OSI Pharmaceuticals, Inc. *	23,100	652,113

		3,056,996

Health Care Equipment & Supplies 1.9%
ResMed, Inc. *	20,300	826,819

1

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 8.0%
AMAG Pharmaceuticals, Inc. *	20,300	$1,109,801
Covance, Inc. *	9,000	442,800
Life Technologies Corp. *	25,100	1,047,172
Qiagen NV ρ *	49,100	912,769

		3,512,542

Pharmaceuticals 1.9%
Shire, Ltd., ADS	20,800	862,784

INDUSTRIALS 14.7%
Commercial Services & Supplies 2.4%
Corrections Corporation of America *	60,600	1,029,594

Electrical Equipment 6.1%
EnerSys, Inc. *	51,100	929,509
General Cable Corp. *	24,200	909,436
Roper Industries, Inc.	18,840	853,641

		2,692,586

Machinery 1.3%
Wabtec	18,200	585,494

Professional Services 2.0%
FTI Consulting, Inc. *	16,938	859,095

Trading Companies & Distributors 1.7%
MSC Industrial Direct Co., Class A	20,925	742,419

Transportation Infrastructure 1.2%
Aegean Marine Petroleum Network, Inc.	34,200	516,420

INFORMATION TECHNOLOGY 23.7%
Communications Equipment 4.5%
F5 Networks, Inc. *	31,457	1,088,098
NICE-Systems, Ltd., ADS *	37,908	874,537

		1,962,635

Computers & Peripherals 2.0%
Synaptics, Inc. ρ *	22,400	865,760

Electronic Equipment, Instruments & Components 4.0%
Flir Systems, Inc. *	33,800	762,528
Itron, Inc. *	18,132	998,529

		1,761,057

Internet Software & Services 1.6%
VistaPrint, Ltd. *	16,800	716,520

IT Services 2.6%
Syntel, Inc. ρ	36,769	1,156,017

Semiconductors & Semiconductor Equipment 6.8%
Monolithic Power Systems, Inc. *	40,694	911,953
NetLogic Microsystems, Inc. *	30,800	1,122,968
Power Integrations, Inc. *	39,100	930,189

		2,965,110

Software 2.2%
Ansys, Inc. *	30,500	950,380

MATERIALS 3.5%
Chemicals 3.5%
CF Industries Holdings, Inc.	10,600	785,884
Scotts Miracle-Gro Co., Class A	21,700	760,585

		1,546,469

2

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
Syniverse Holdings, Inc. *	38,200	$612,346

Total Common Stocks (cost $40,631,816)		41,813,197

EXCHANGE TRADED FUND 1.5%
iShares Russell 2000 Growth Index Fund ρ (cost $599,522)	12,015	681,130

SHORT-TERM INVESTMENTS 11.7%
MUTUAL FUND SHARES 11.7%
BGI Prime Money Market Fund, Premium Shares, 0.24% q ρρ	190	190
BlackRock Liquidity TempFund, Institutional Class, 0.45% q ρρ	561,181	561,181
Evergreen Institutional Money Market Fund, Class I, 0.25% q ρρ ø	4,454,148	4,454,148
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.28 % q ρρ	110,958	110,958

Total Short-Term Investments (cost $5,126,477)		5,126,477

Total Investments (cost $46,357,815) 108.6%		47,620,804
Other Assets and Liabilities (8.6%)		(3,774,514)

Net Assets 100.0%		$43,846,290

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADS	American Depository Shares

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $47,546,294. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,327,049 and $3,252,539, respectively, with a net unrealized appreciation of $74,510.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On October 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$41,813,197	$0	$0	$41,813,197
Other	681,130	0	0	681,130
Short-term	5,126,477	0	0	5,126,477

	$47,620,804	$0	$0	$47,620,804

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: August 28, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: August 28, 2009